Goodwill and Intangible Assets, net	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill and intangible assets, net
Goodwill
The following table shows changes in goodwill for the year ended December 31, 2013. All of the Company's goodwill as of December 31, 2013 is recorded in the Geographic divisions reportable segment (Note 19).

December 31, 2012	$6,511
Acquisition of Chesapeake (Note 4)	675
December 31, 2013	$7,186

Intangible assets

Intangible assets represent the value assigned to trademarks, customer relationships and a supply agreement in connection with acquired companies. The trademarks, customer relationships and supply agreement are being amortized over weighted-average periods of 17.3 years, 11.6 years and 13.0 years, respectively. The following table provides the gross carrying amount and related accumulated amortization of definite-lived intangible assets.

	Trademarks		Customer Relationships		Supply Agreement		Total
	Gross		Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization	Amount	Amortization
December 31, 2011	$15,853	$(2,221)	$6,982	$(862)	$—	$—	$19,752
Acquisitions	1,132	—	1,967	—	4,484	—	7,583
Amortization	—	(909)	—	(552)	—	(9)	(1,470)
December 31, 2012	16,985	(3,130)	8,949	(1,414)	4,484	(9)	25,865
Acquisitions	—	—	1,160	—	—	—	1,160
Amortization	—	(990)	—	(896)	—	(350)	(2,236)
December 31, 2013	$16,985	$(4,120)	$10,109	$(2,310)	$4,484	$(359)	$24,789

Aggregate amortization expense was $2,236, $1,470 and $1,457 for the years ended December 31, 2013, 2012 and 2011, respectively. Based upon current assumptions, the Company expects that its definite-lived intangible assets will be amortized according to the following schedule:

2014	$2,253
2015	2,253
2016	2,253
2017	2,253
2018	2,253
Thereafter	13,524
$24,789